Provisions - Summary Of Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Site restoration	$ 24	$ 25	$ 24
Legal and others	37	32	$ 32
Provisions	61	57
Non-current	20	18
Current	$ 41	$ 39